SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation of property, plant and equipment

Building	4% declining balance
Leasehold improvements	amortized over the life of the lease
Production & development equipment	30% declining balance
Computer hardware	30% declining balance
Computer software	100% declining balance
Office equipment	20% declining balance

Schedule of classification and measurement of financial assets and financial liabilities under IFRS 9

Measurement Category
	Original (IAS 39)	New (IFRS 9)
Financial assets:
Cash and cash equivalents, cash held in escrow	Loans and receivables	Amortized cost
Trade receivables	Loans and receivables	Amortized cost
Financial liabilities:
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Derivative liability from financing	Fair value through profit or loss	Fair value through profit or loss
Convertible Note	Fair value through profit or loss	Fair value through profit or loss or OCI (for own credit risk)